UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY            January 15, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               30
                                                  -----------------------

Form 13F Information Table Value Total:            169783.12(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
Aecom Technology Corp        COM              00766T100     13191.69    471637             SOLE                    471637
Alpha Natural Resources      COM              02076X102       426.51      7105             SOLE                      7105
Amern Tower Corp Class A     CL A             029912AF9      8385.56    162385             SOLE                    162385
Apple Computer Inc           COM              037833100       444.81      1379             SOLE                      1379
Berkshire Hathaway Cl B      CL B             084670207       878.73     10969             SOLE                     10969
Cenovus Energy Inc           COM              15135U109      8271.77    248850             SOLE                    248850
Chevrontexaco Corp           COM              166764100       339.91      3725             SOLE                      3725
Chimera Investment Corp      COM              16934Q109        56.86     13835             SOLE                     13835
Citigroup Inc                COM              172967101       126.39     26720             SOLE                     26720
Companhia Vale Do Adr        ADR              91912E105     11609.44    335824             SOLE                    335824
Encana Corporation           COM              292505104      6250.46    214645             SOLE                    214645
Exxon Mobil Corporation      COM              30231G102       423.36      5790             SOLE                      5790
Gencor Industries Inc        COM              368678108       123.25     17000             SOLE                     17000
Gramercy Capital Corp        COM              384871109       407.65    176470             SOLE                    176470
Joy Global Inc               COM              481165108       212.10      2445             SOLE                      2445
Metlife Inc                  COM              59156R108      8076.30    181735             SOLE                    181735
National Oilwell Varco       COM              637071101     14882.96    221308             SOLE                    221308
Newcastle Investment Cp      COM              65105M108      5226.64    780095             SOLE                    780095
Posco Adr                    SPON ADR         693483109      9850.84     91474             SOLE                     91474
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      7394.23    311205             SOLE                    311205
Prudential Financial Inc     COM              744320102      1975.89     33655             SOLE                     33655
Rentech Inc                  COM              760112102        17.20     14100             SOLE                     14100
S B A Communications Cp      COM              78388J106      8789.41    214690             SOLE                    214690
Seadrill Ltd                 COM              G7945E105      3221.04     94960             SOLE                     94960
Sigma Aldrich Corp           COM              826552101       254.26      3820             SOLE                      3820
Sirius Satellite Radio       COM              82967N108        41.40     25400             SOLE                     25400
Teck Cominco Ltd Cl B        Cl B             878742204       219.37      3548             SOLE                      3548
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     26676.84    702207             SOLE                    702207
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     31632.17   1139898             SOLE                   1139898
W P P Group Plc Adr Newf     ADR              92933H101       376.07      6230             SOLE                      6230

TOTAL $169783.12 (X1000)

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